PREPAID EXPENSES AND OTHER ASSETS - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses and other assets:
Loans to third parties	¥ 1,253,494	¥ 29,612
Minimum
Prepaid expenses and other assets:
Term of loans (years)	1 year
Maximum
Prepaid expenses and other assets:
Term of loans (years)	3 years
Asset management company
Prepaid expenses and other assets:
Loans to third parties		¥ 272,000
Annual interest rate (as a percent)		4.35%
Third party guarantee company
Prepaid expenses and other assets:
Loans to third parties	¥ 0	¥ 241,000